Related party transactions - Summary of Remuneration of Directors (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of transactions between related parties [abstract]
Salaries	$ 0.9	$ 0.8
Share-based compensation	2.3	5.5
Fees and benefits	1.0	0.9
Post employment benefits	0.1	0.0
Total remuneration of key management personnel	$ 4.3	$ 7.2